Loans - Summary of loan portfolio according to classification and subsequent measurement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Loans and receivables, gross		$ 6,763,020
Loans at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Loans and receivables, gross	$ 5,734,605	6,763,020
Interest receivable	23,308	69,965
Loss allowance	(41,476)	(55,200)
Unearned interest and deferred fees	(8,728)	(17,351)
Loans at amortized cost	5,707,709	6,760,434
Loans at FVTPL	5,313	0
Loans, net	5,713,022	6,760,434
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Loans and receivables, gross	5,739,918
At fair value through profit or loss | Loans at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Loans at FVTPL	5,313	$ 0	$ 4,949
Additions	5,800
Gain Realized In Gain (Loss) On Financial Instruments, Net	$ 577